Consolidated Statements of Changes in Stockholders' Equity (USD $) In Thousands	Preferred Stock [Member]	Common Stock	Common Stock Warrants [Member]	Surplus	Retained Earnings (Accumulated Deficit)	Accumulated Other Comprehensive Income net of tax effect	Treasury Stock	Total
Balance at Dec. 31, 2008	$ 0	$ 22,391	$ 0	$ 18,420	$ 54,329	$ 1,402	$ (24,071)	$ 72,471
Sale of 25,083 shares of preferred stock and 155,025 common stock warrants, net of expense	24,933		150	(63)				25,020
Dividends on preferred shares					(1,016)			(1,016)
Accretion of preferred stock discount	25				(25)			0
Sale of treasury stock, shares				(28)			142	114
Dividends on common stock ($.70 per share)					(2,311)			(2,311)
Amortization of unearned compensation expense				94				94
Net loss					(21,126)			(21,126)
Net change in fair value of securities classified as available for sale, net of income taxes and reclassification adjustments						1,414		1,414
Total comprehensive loss								(19,712)
Balance at Dec. 31, 2009	24,958	22,391	150	18,423	29,851	2,816	(23,929)	74,660
Dividends on preferred shares					(1,255)			(1,255)
Accretion of preferred stock discount	28				(28)			0
Sale of treasury stock, shares				(135)			190	55
Amortization of unearned compensation expense				89				89
Net loss					(16,979)			(16,979)
Net change in fair value of securities classified as available for sale, net of income taxes and reclassification adjustments						248		248
Total comprehensive loss								(16,731)
Award of 8,500 shares of nonvested common stock out of treasury common stock				(102)			145	43
Balance at Dec. 31, 2010	24,986	22,391	150	18,275	11,589	3,064	(23,594)	56,861
Accretion of preferred stock discount	30				(30)			0
Sale of treasury stock, shares				(215)			259	44
Amortization of unearned compensation expense				66				66
Net loss					(54,350)			(54,350)
Net change in fair value of securities classified as available for sale, net of income taxes and reclassification adjustments						2,314		2,314
Total comprehensive loss								(52,036)
Balance at Dec. 31, 2011	$ 25,016	$ 22,391	$ 150	$ 18,126	$ (42,791)	$ 5,378	$ (23,335)	$ 4,935